Shareholder Report, Holdings (Details)	Dec. 31, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
T-REX 2X LONG TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
T-REX 2X LONG TESLA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.64%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.18%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.04%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.14%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.49%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.09%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%